Share based payments - Share-based expense by award type (Details) - GBP (£) £ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment charge	£ 6,357	£ 10,113	£ 20,150	£ 23,799
Share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment charge	3,853	5,758	12,439	14,619
Performance share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment charge	838	1,705	2,149	2,528
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment charge	192	142	521	279
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment charge	1,067	1,581	3,522	3,000
Clawback shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment charge	£ 407	£ 927	£ 1,519	£ 3,373